Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	2022	2021
	€m	€m
Cash at bank and in hand	2,220	2,705
Money market funds[1]	5,276	3,116
Cash and cash equivalents as presented in the statement of financial position	7,496	5,821
Bank overdrafts	(125)	(31)
Cash and cash equivalents as presented in the statement of cash flows	7,371	5,790

Note:

1	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.